SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-101752

Investment Company Act File No. 811-21222

Eaton Vance Insured Florida Plus Municipal Bond Fund

Name of Registrant

255 State Street, Boston, MA 02109

Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of Class of Securities to be Redeemed:

     Auction Preferred Shares (“APS”) Series A

(2)	Date on Which the Securities are to be Redeemed:

     The APS will be redeemed on the Dividend Payment Date for the Series as follows: Series A on December 2, 2008.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By-laws

(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

     The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding APS set forth below:

Series	Number of Shares

A	160

Signature

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 14th day of November 2008.

Eaton Vance Insured Florida Plus Municipal Bond Fund

By:	/s/ Maureen A. Gemma
Name: Title:	Maureen A. Gemma Secretary